                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03162

Active Assets Tax-Free Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2005

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ACTIVE ASSETS TAX-FREE TRUST
PORTFOLIO OF INVESTMENTS March 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                            COUPON   DEMAND
THOUSANDS                                                                             RATE+    DATE*      VALUE
-----------------------------------------------------------------------------------  ------  --------  -----------
        SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (80.9%)
        ARIZONA
$ 5,000 Pima County Industrial Development Authority, El Dorado Hospital Ser 2004     2.27%  04/07/05  $ 5,000,000
  6,000 Sun Devil Energy Center LLC, Arizona State University Ser 2004 (FGIC)         2.30   04/07/05    6,000,000
  2,900 University of Arizona, Arizona Board of Regents Ser 1999 COPs (Ambac)         2.25   04/07/05    2,900,000

        CALIFORNIA
  4,000 California Department of Water Resources, Power Supply Ser 2002 Subser B-1    2.28   04/01/05    4,000,000
    700 California Health Facilities Financing Authority, Adventist Health System/
         West 1998 Ser B (MBIA)                                                       2.28   04/01/05      700,000
 10,000 Los Angeles Convention & Exhibition Center Authority, Ser 2003 E (Ambac)      2.28   04/07/05   10,000,000
  5,800 Los Angeles Department of Water & Power, Power System 2001 Ser B Subser B-6   2.28   04/01/05    5,800,000
  3,800 Orange County Sanitation District, Ser 2000 B COPs                            2.28   04/01/05    3,800,000

        COLORADO
  4,000 Colorado Educational & Cultural Facilities Authority, National Jewish
         Federation Ser 2003                                                          2.30   04/01/05    4,000,000
        Colorado Health Facilities Authority,
 13,500      Catholic Health Initiatives Ser 2004 B-4                                 2.25   04/07/05   13,500,000
 16,700      Catholic Health Initiatives Ser 2004 B-5                                 2.23   04/07/05   16,700,000
  1,200      Sisters of Charity of Leavenworth Health System Ser 2002                 2.30   04/07/05    1,200,000
 10,500 Colorado Springs, Utilities System Sub Lien Ser 2004 A                        2.26   04/07/05   10,500,000
 15,000 Colorado Student Obligation Bond Authority, Ser 1989 A (Ambac) (AMT)          2.32   04/07/05   15,000,000
  8,000 Denver Urban Renewal Authority, Stapleton Senior Tax Increment Ser 2004 A-1
         P-FLOATs PT-999                                                              2.37   04/07/05    8,000,000
 16,750 Midcities Metropolitan District No 1, STARS BNP Ser 2004-110                  2.35   04/07/05   16,750,000
  5,775 Park Creek Metropolitan District, Ser 2001 P-FLOATs PT-2321                   2.37   04/07/05    5,775,000
 10,000 University of Colorado Hospital Authority, Ser 2004 A (FSA)                   2.29   04/07/05   10,000,000
 14,010 Westminster, Multifamily Housing Camden Arbors Apartments Ser 2004            2.28   04/07/05   14,010,000

        DELAWARE
  7,700 Delaware Economic Development Authority, St Andrew's School Ser 2004          2.30   04/07/05    7,700,000

        DISTRICT OF COLUMBIA
  3,500 District of Columbia, Public Welfare Foundation Ser 2000                      2.29   04/07/05    3,500,000

        FLORIDA
  3,800 Collier County Health Facilities Authority, Cleveland Clinic Health System
         Ser 2003 C-1                                                                 2.30   04/01/05    3,800,000
 28,000 Dade County, Water & Sewer System Ser 1994 (FGIC)                             2.28   04/07/05   28,000,000
 22,250 Dade County Industrial Development Authority, Dolphins Stadium Ser
         1985 B & C                                                                   2.26   04/07/05   22,250,000
  5,600 Orlando Utilities Commission, Water & Electric Ser 2002 A                     2.23   04/07/05    5,600,000
  4,185 Palm Beach County School Board, Ser 2004 A COPs ROCs II-R Ser 6008 (FGIC)     2.31   04/07/05    4,185,000
 18,300 Tampa Bay Water, Utility System Ser 2002 (AMT)                                2.35   04/07/05   18,300,000

        GEORGIA
 20,300 Albany-Dougherty County Hospital Authority, Phoebe Putney Memorial Hospital
         Ser 1991 (Ambac)                                                             2.30   04/07/05   20,300,000
  3,995 Atlanta, Airport Ser 2004 A MERLOTs Ser C14 (FSA) (AMT)                       2.40   04/07/05    3,995,000
 28,329 Burke County Development Authority, Oglethorpe Power Co Ser 1994 A (FGIC)     2.30   04/07/05   28,329,000
 16,450 Gwinnett County Water & Sewerage Authority, Ser 2004 A                        2.28   04/07/05   16,450,000
 25,700 Private Colleges and Universities Authority, Emory University 2000 Ser
         B & 2001 Ser B                                                               2.22   04/07/05   25,700,000
 13,000 Richmond County Development Authority, Fresh Start Program Ser 2005           2.27   04/07/05   13,000,000

        HAWAII
 13,750 Hawaii, ROCs II-R Ser 6012                                                    2.32   04/07/05   13,750,000

        ILLINOIS
  6,100 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
         Metrolink Cross County Extension Ser 2002 A (FSA)                            2.25   04/07/05    6,100,000

       Chicago,
 5,000     2004 Ser A P-FLOATs PT-2361 (FSA)                                          2.32  04/07/05   5,000,000
 8,910     Ser 2004 Eagle Ser 20041002 Class A (FGIC)                                 2.32  04/07/05   8,910,000
30,500 Cook County, Ser 2002 B                                                        2.25  04/07/05  30,500,000
12,400 Glendale Heights, Glendale Lakes Ser 2000                                      2.28  04/07/05  12,400,000
       Illinois Development Finance Authority,
 1,305     Jewish Federation of Metropolitan Chicago Ser 2002 (Ambac)                 2.30  04/01/05   1,305,000
 8,000     Palos Community Hospital Ser 1998                                          2.29  04/07/05   8,000,000
15,700 Illinois Finance Authority, Northwestern University Ser 2004 B                 2.28  04/07/05  15,700,000
76,250 Illinois Health Facilities Authority, Northwestern Memorial Hospital Ser 1995  2.30  04/07/05  76,250,000
10,200 Illinois Toll Highway Authority, Refg 1993 Ser B (MBIA)                        2.28  04/07/05  10,200,000
11,595 Kane, Cook & DuPage Counties, School District #U-46 PUTTERs Ser 426 (Ambac)    2.35  04/07/05  11,595,000
 5,020 Metropolitan Pier & Exposition Authority, McCormick Place Expansion Ser 2002
        A Eagle #20040030 Class A (MBIA)                                              2.32  04/07/05   5,020,000
12,510 Roaring Fork Municipal Products, Cook County Class A Certificates Ser 2004-1
        (Ambac)                                                                       2.36  04/07/05  12,510,000

       INDIANA
 7,160 Franklin Community Multi-School Building Corporation, Ser 2004 ROCs II-R Ser
        2140 (FGIC)                                                                   2.32  04/07/05   7,160,000
 6,220 Indiana Educational Facilities Authority, Bethel College Ser 2004              2.28  04/07/05   6,220,000
35,000 Indiana Health Facilities Financing Authority, Ascension Health Ser 2001 A     1.73  05/15/05  35,000,000
 2,355 Indianapolis, Health Quest Realty XXI Ser 1994 A TOBs (FHA)                    2.46  04/07/05   2,355,000
 1,445 Merrillville, Southlake Care Center Ser 1992 A TOBs (FHA)                      2.46  04/07/05   1,445,000
 1,500 Mount Vernon, Pollution Control & Solid Waste Disposal General Electric Co
        Ser 2004                                                                      2.24  04/01/05   1,500,000
 2,345 South Bend, Fountainview Place Ser 1992 A TOBs (FHA)                           2.46  04/07/05   2,345,000
 5,785 University of Southern Indiana, Student Fee ROCs II-R Ser 2117 (Ambac)         2.32  04/07/05   5,785,000

       KANSAS
       Kansas Department of Transportation,
50,315      Highway Ser 2004 C-1 & C-2                                                2.28  04/07/05  50,315,000
41,200      Highway Ser 2004 C-3 & C-4                                                2.22  04/07/05  41,200,000

       KENTUCKY
22,500 Kenton County Airport Board, Flight Safety International Inc Ser 2001A (AMT)   2.32  04/07/05  22,500,000

       MARYLAND
 7,400 Maryland Health & Higher Educational Facilities Authority, Catholic Health
        Initiatives Ser 1997 B                                                        2.30  04/07/05   7,400,000

       MASSACHUSETTS
15,000 Massachusetts, Ser 2005 A                                                      2.31  04/07/05  15,000,000
44,500 Massachusetts Bay Transportation Authority, Ser 2000                           2.25  04/07/05  44,500,000
11,505 Massachusetts Development Finance Agency, Dana Hall School Ser 2004            2.27  04/07/05  11,505,000
       Massachusetts Health & Educational Facilities Authority,
 3,000      Cape Cod Healthcare Obligated Group 2004 D                                2.36  04/07/05   3,000,000
25,750      Emmanuel College Ser 2003                                                 2.28  04/07/05  25,750,000

       MICHIGAN
       Detroit,
30,000      Sewage Disposal System Senior Lien Ser 2001 C-1 (FSA)                     2.25  04/07/05  30,000,000
 5,200      Sewage Disposal System Senior Lien Ser 2003 B (FSA)                       2.28  04/01/05   5,200,000
38,300      Water Supply System Refg Second Lien Ser 2001-C (FGIC)                    2.27  04/07/05  38,300,000
 9,790      Water Supply System Refg Senior Lien Ser 2003-D (MBIA)                    2.30  04/07/05   9,790,000
10,850 Holt Public Schools, Ser 2002                                                  2.24  04/07/05  10,850,000
16,000 Michigan, Grant Anticipation Notes, Ser 2002 C (FSA)                           2.23  04/07/05  16,000,000
 4,885 Michigan State University, Ser 2003 B                                          2.22  04/07/05   4,885,000
 6,000 Michigan Strategic Fund, The Van Andel Research Institute Ser 2001             2.30  04/07/05   6,000,000
 1,900 Milan Area Schools, Refg Ser 2002                                              2.24  04/07/05   1,900,000
11,110 Oakland University, Ser 2001 (FGIC)                                            2.27  04/07/05  11,110,000

       MINNESOTA
 5,000 Minneapolis, Guthrie Theater on the River Ser 2003 A                           2.28  04/07/05   5,000,000
 9,735 Minnesota Housing Finance Agency, Residential Housing 2002 Ser C               1.20  05/18/05   9,735,000
16,700 University of Minnesota Regents, Ser 1999 A & Ser 2001 A                       2.30  04/07/05  16,700,000

       MISSISSIPPI
30,500 Perry County, Leaf River Forest Products Inc Ser 2002                          2.25  04/07/05  30,500,000

       MISSOURI
29,300 Missouri Health & Educational Facilities Authority, Stowers Institute Ser
        2002 (MBIA)                                                                   2.30  04/07/05  29,300,000
 2,000 University of Missouri, Ser 2000 B                                             2.30  04/01/05   2,000,000

       NEBRASKA
 9,800 American Public Energy Agency, National Public Gas Agency 2003 Ser A           2.30  04/07/05   9,800,000
 7,000 Omaha, Eagle #2004001 Class A                                                  2.32  04/07/05   7,000,000

       NEVADA
 6,000 Clark County School District, Ser 2001 B (FSA)                                 2.22  04/01/05   6,000,000

       NEW HAMPSHIRE
16,000 New Hampshire Health & Education Facilities Authority, Dartmouth College
        Ser 2002                                                                      2.22  04/07/05  16,000,000

       NEW YORK
       Jay Street Development Corporation,
 1,500      Fiscal 2001 Ser A-1                                                       2.23  04/07/05   1,500,000
 1,400      Fiscal 2001 Ser A-3                                                       2.28  04/07/05   1,400,000
 2,700      Fiscal 2005 Ser A                                                         2.28  04/01/05   2,700,000
10,000 Long Island Power Authority, Electric System Ser 2 Subser 2A                   2.23  04/07/05  10,000,000
 4,800 Monroe County Industrial Development Agency, St John Fisher College Ser 2005
        (Radian)                                                                      2.33  04/07/05   4,800,000
 2,000 New York City Industrial Development Agency, One Bryant Park LLC Ser 2004 A    2.32  04/07/05   2,000,000
 1,200 Suffolk County Water Authority, Ser 2003 BANs                                  2.22  04/07/05   1,200,000

       NORTH CAROLINA
       Charlotte-Mecklenburg Hospital Authority,
40,000      Health Care System Ser 1996 C                                             2.30  04/07/05  40,000,000
33,300      Health Care System Ser 1996 D                                             2.28  04/07/05  33,300,000
 2,200 Durham, Ser 1993A COPs                                                         2.30  04/07/05   2,200,000
30,020 Guilford County, Ser 2005 A & B                                                2.30  04/07/05  30,020,000
 8,290 Mecklenburg County,  Ser 2004 COPs                                             2.32  04/07/05   8,290,000
30,000 North Carolina, Ser 2002 C                                                     2.28  04/07/05  30,000,000
10,000 North Carolina Capital Facilities Finance Agency, Durham Academy Ser 2001      2.29  04/07/05  10,000,000
       North Carolina Medical Care Commission,
27,000      Firsthealth of the Carolinas Ser 2002                                     2.29  04/07/05  27,000,000
   600      Mission-St Joseph's Health System Ser 2003                                2.35  04/07/05     600,000
33,400      North Carolina Baptist Hospitals Ser 2000                                 2.29  04/07/05  33,400,000
 6,450      Rowan Regional Medical Center Ser 2004 ROCs II-R Ser 296 (FSA)            2.32  04/07/05   6,450,000
30,000 Raleigh, Downtown Improvement Ser 2005B COPs                                   2.29  04/07/05  30,000,000

       OHIO
 4,000 Cincinnati City School District, Ser 2003 Eagle #20040034 Class A (FSA)        2.31  04/07/05   4,000,000
32,905 Cleveland, Water 2004 Ser M (FSA)                                              2.25  04/07/05  32,905,000
 4,900 Middletown City School District, ROCs II-R Ser 303 (FGIC)                      2.31  04/07/05   4,900,000
 5,610 Ohio, Ser 2004 P-FLOATs PT-2137                                                2.31  04/07/05   5,610,000

       OKLAHOMA

 8,000 Oklahoma Student Loan Authority, Ser 2005 A (MBIA) (AMT)                       2.32  04/07/05   8,000,000
       Oklahoma Water Resources Board, State Loan Program
28,815      Ser 1994 A & 1999                                                         2.20  09/01/05  28,815,000
 8,030      Ser 1995                                                                  2.15  09/01/05   8,030,000
24,700      Ser 2001                                                                  1.58  04/01/05  24,700,000
20,140      Ser 2001 & 2003 A (DD)                                                    2.47  10/01/05  20,140,000
10,000 Tulsa County Industrial Authority, Capital Improvement Ser 2003 A              2.05  05/16/05  10,000,000

       OREGON
15,000 Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003    2.30  04/07/05  15,000,000
 4,500 Oregon Department of Administrative Services, Oregon Appropriation Ser 2003
        Eagle #20041010 Class A (FSA)                                                 2.32  04/07/05   4,500,000
20,000 Oregon Health Sciences University, OHSU Medical Group Ser 2004 A               2.26  04/07/05  20,000,000

       PENNSYLVANIA
10,000 Easton Area School District, Ser 2005 (FSA)                                    2.30  04/07/05  10,000,000
11,300 Northhampton County Higher Education Authority, Lafayette College Ser 1998A    2.22  04/07/05  11,300,000
15,000 Pennsylvania Higher Education Assistance Agency, Student Loan 2001 Ser A
        (Ambac) (AMT)                                                                 2.35  04/07/05  15,000,000
17,200 Pennsylvania Turnpike Commission, 2002 Ser A-2                                 2.30  04/07/05  17,200,000
31,700 Washington County Authority, The Trustees of The University of Pennsylvania
        Ser 2004                                                                      2.27  04/07/05  31,700,000
22,800 York General Authority, Harrisburg School District Subser 1996B (Ambac)        2.29  04/07/05  22,800,000

       RHODE ISLAND
       Rhode Island Health & Educational Building Corporation,
16,000      Brown University 2003 Ser B                                               2.23  04/07/05  16,000,000
 5,000      Care New England Ser 2002 A                                               2.30  04/01/05   5,000,000

       SOUTH CAROLINA
13,100 Florence County, McLeod Regional Medical Center Ser 1985 A (FGIC)              2.25  04/07/05  13,100,000
 5,000 Greenwood County, Fuji Photo Film Inc Ser 2004 (AMT)                           2.42  04/07/05   5,000,000
 5,000 South Carolina Jobs Economic Development Authority, Burroughs & Chapin
        Business Park Ser 2002                                                        2.35  04/07/05   5,000,000
 4,565 South Carolina Public Service Authority, ROCs II-R Ser 6007 (Ambac)            2.32  04/07/05   4,565,000

       TENNESSEE
13,000 Chattanooga Health, Educational & Housing Facility Board, The Baylor School
        Ser 2004                                                                      2.29  04/07/05  13,000,000
 1,800 Clarksville Public Building Authority, Pooled Financing Ser 2003               2.30  04/01/05   1,800,000
17,000 Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital
        Ser 2004                                                                      2.29  04/07/05  17,000,000
10,125 Jackson Health & Educational Facility Board, Union University Ser 2005         2.29  04/07/05  10,125,000
 5,100 Memphis, Airport Refg Ser 1995 B (AMT)                                         2.38  04/07/05   5,100,000
       Metropolitan Government of Nashville & Davidson County Health & Educational
         Facilities Board,
 7,600      Ensworth School Ser 2002                                                  2.29  04/07/05   7,600,000
23,960      Vanderbilt University Ser 2005 A-2                                        2.23  04/07/05  23,960,000
       Montgomery County Public Building Authority,
27,035      Pooled Financing Ser 1999                                                 2.30  04/07/05  27,035,000
 1,000      Pooled Financing Ser 2002                                                 2.30  04/01/05   1,000,000
22,000 Shelby County Health, Educational and Housing Facilities Board, Baptist
        Memorial Health Care Ser 2004A P-FLOATs PA-1277                               2.33  04/07/05  22,000,000

       TEXAS
12,000 Austin, Water & Wastewater System Ser 2004 (FSA)                               2.30  04/07/05  12,000,000
 3,000 Bell County Health Facilities Development Corporation, Scott & White Memorial
        Hospital Ser 2002 B-2 (MBIA)                                                  2.30  04/01/05   3,000,000
 1,755 Bexar County Housing Finance Corporation, Multi-Family P-FLOATs PT-2082        2.32  04/07/05   1,755,000
12,000 Brownsville, Utility System Sub Lien Ser 2001 A (MBIA)                         2.05  06/21/05  12,000,000
 4,500 Cypress-Fairbanks Independent School District, Ser 2004 MERLOTs Ser C16        2.35  04/07/05   4,500,000
 6,180 Dallas Independent School District, Ser 2004A ROCs II-R Ser 6038               2.32  04/07/05   6,180,000
 8,615 El Paso Independent School District, Ser 2004 A ROCs II-R Ser 2129             2.32  04/07/05   8,615,000
19,519 Garland Health Facilities Development Corporation, Chambrel Club Hill
        Ser 2002                                                                      2.30  04/07/05  19,519,000
       Harris County Health Facilities Development Corporation,
 5,400      Methodist Hospital Ser 2002                                               2.30  04/01/05   5,400,000
61,000      Methodist Hospital Ser 2005 B                                             2.07  05/09/05  61,000,000
15,100      St Luke's Episcopal Hospital Ser 2001 B                                   2.30  04/01/05  15,100,000
29,700 Harris County Industrial Development Corporation, Baytank Inc Ser 1998         2.30  04/07/05  29,700,000

 5,185 Houston, Combined Utility System Ser 2004 ROCs II-R Ser 4559 (FSA)             2.32  04/07/05      5,185,000
11,000 Lower Neches Valley Authority, Chevron USA Inc Ser 1987                        2.14  08/15/05     11,000,000
 5,380 Northside Independent School District, Ser 2003 P-FLOATs PT-2254               2.32  04/07/05      5,380,000
 9,100 Roaring Fork Municipal Products, Dallas Independent School District Class A    2.36  04/07/05      9,100,000
        Certificates Ser 2004-6
       San Antonio,
 6,000    ROCs II-R Ser 6003 (FSA)                                                    2.32  04/07/05      6,000,000
20,500    Water System Ser 2003 B (MBIA)                                              2.25  04/07/05     20,500,000
14,500 Texas, Ser 2004 TRANs Floater-Trust Receipts Ser 2004 L61J                     2.31  04/07/05     14,500,000
 7,150 Texas Department of Housing & Community Affairs, High Point III Development
        Ser 1993 A                                                                    2.30  04/07/05      7,150,000
21,200 Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)                    2.28  04/07/05     21,200,000

       UTAH
       Intermountain Power Agency,
17,600    1985 Ser E (Ambac)                                                          2.02  06/01/05     17,600,000
52,650    1985 Ser E (Ambac) & Ser F (Ambac)                                          2.20  09/15/05     52,650,000

       VARIOUS STATES
38,000 Municipal Securities Pooled Trust Receipts, Various States Ser 2004 SG P-18    2.43  04/07/05     38,000,000

       VERMONT
11,000 Vermont Housing Finance Agency, West Block University of Vermont Apartments
        Ser 2004 A                                                                    2.30  04/07/05     11,000,000

       VIRGINIA
16,000 Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A           2.29  04/07/05     16,000,000
 7,575 Fairfax County, Ser 2004 A PUTTERs Ser 461                                     2.30  04/07/05      7,575,000
       Loudoun County Industrial Development Authority,
 2,300      Howard Hughes Medical Institute Ser 2003 E                                2.20  04/01/05      2,300,000
41,100      Howard Hughes Medical Institute Ser 2003 F                                2.28  04/07/05     41,100,000

       WASHINGTON
 6,050 Bellevue, Ser 2004 Eagle #20041011 Class A (MBIA)                              2.32  04/07/05      6,050,000
 3,585 King County School District No 216, ROCs II-R Ser 5026 (FSA)                   2.32  04/07/05      3,585,000
 4,185 Pierce County, Puyallup School District No 3 PUTTERs Ser 415 (FSA)             2.32  04/07/05      4,185,000

       WISCONSIN
 9,500 Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)                                   2.57  04/07/05      9,500,000
 6,295 Wisconsin, Clean Water 2004 Ser 1 ROCs II-R Ser 2165 (MBIA)                    2.32  04/07/05      6,295,000
 3,250 Wisconsin Health & Educational Facilities Authority, Ministry Health Care
        PUTTERs Ser 399 (MBIA)                                                        2.32  04/07/05      3,250,000

       WYOMING
 3,750 Uinta County, Chevron USA Inc Ser 1993                                         2.28  04/01/05      3,750,000

       PUERTO RICO
11,795 Commonwealth of Puerto Rico Public Improvement Bonds, Ser 2001-1 TOCs (FSA)    2.30  04/07/05     11,795,000
                                                                                                      -------------

       TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
       (Cost $2,381,198,000)                                                                          2,381,198,000
                                                                                                      -------------

                                                                                                         YIELD TO
                                                                                                         MATURITY
                                                                                      COUPON  MATURITY  ON DATE OF
                                                                                       RATE     DATE     PURCHASE
                                                                                      ------  --------  ----------
       TAX-EXEMPT COMMERCIAL PAPER (7.5%)
       ALABAMA
20,600 Montgomery County Industrial Development Authority, PECO Energy Co 1994 Ser A   2.04%  05/18/05     2.04%    20,600,000

       ARIZONA
 8,750 Salt River Project Agricultural Improvement & Power District, Ser C             2.05   05/25/05     2.05      8,750,000

       FLORIDA

 8,500 Jacksonville, Ser A                                                            2.02  05/20/05  2.02    8,500,000
10,000 Palm Beach County School District, Sales Tax Ser 2005                          1.97  05/26/05  1.97   10,000,000
       Sunshine State Governmental Financing Commission,
 5,242      Coral Gables Ser E                                                        2.04  05/19/05  2.04    5,242,000
 8,510      Orlando Ser H                                                             2.04  05/19/05  2.04    8,510,000

       ILLINOIS
11,500 Illinois Health Facilities Authority, Evanston Hospital Corp Ser 1995          2.45  06/23/05  2.45   11,500,000

       MASSACHUSETTS
11,000 Massachusetts Health & Educational Facilities Authority, Harvard University
        Ser EE                                                                        2.03  05/26/05  2.03   11,000,000

       NEVADA
10,000 Clark County, Sales Tax Ser 2004B                                              2.10  06/08/05  2.10   10,000,000

       OHIO
13,000 Ohio State University, General Receipts Ser 2004 F                             2.03  05/25/05  2.03   13,000,000

       TENNESSEE
       Metropolitan Government of Nashville & Davidson County Health & Educational
        Facilities Board,
18,500    Vanderbilt University Ser 2004 A                                            1.82  04/12/05  1.82   18,500,000
 7,000    Vanderbilt University Ser 2004 A                                            1.90  04/14/05  1.90    7,000,000

       TEXAS
21,000 Dallas Area Rapid Transit, Senior Sub Lien Ser 2001                            2.08  05/10/05  2.08   21,000,000
       San Antonio,
20,600    Electric & Gas Ser 1995 A                                                   2.12  05/11/05  2.12   20,600,000
22,000    Electric & Gas Ser 1995 A                                                   2.05  05/24/05  2.05   22,000,000
17,000 University of Texas Regents, Permanent University Fund Ser A                   2.05  05/23/05  2.05   17,000,000

       PUERTO RICO
 6,000 Puerto Rico Government Development Bank, Ser 2004                              1.95  04/11/05  1.95    6,000,000
                                                                                                            -----------

       TOTAL TAX-EXEMPT COMMERCIAL PAPER
       (Cost $219,202,000)                                                                                  219,202,000
                                                                                                            -----------

       SHORT-TERM MUNICIPAL NOTES & BONDS (8.5%)
       CALIFORNIA
30,000 California, Ser 2004-2005 RANs, dtd 10/06/04                                   3.00  06/30/05  1.74   30,092,427

       ILLINOIS
 7,270 Chicago Park District, Tax Anticipation Warrants Ser 2004 A, dtd 06/23/04      3.00  05/02/05  1.55    7,278,842
 8,000 Illinois Finance Authority, Ser 2005 A School Notes, dtd 03/02/05              3.00  12/01/05  2.52    8,025,077

       KENTUCKY
20,000 Kentucky Association of Counties Advance Revenue Program, Ser 2004 A COPs
        TRANs, dtd 07/01/04                                                           3.00  06/30/05  1.68   20,063,989

       MASSACHUSETTS
 8,000 Longmeadow, Ser 2003 BANs, dtd 06/12/03                                        2.75  06/01/05  2.22    8,006,667
10,000 Pioneer Valley Transit Authority, Ser 2004 RANs, dtd 08/06/04                  2.75  08/05/05  2.00   10,025,373
 7,800 Southeastern Regional Transportation Authority, Ser 2004 RANs, dtd 09/10/04    2.50  09/09/05  1.85    7,821,942
14,167 Woburn, Ser 2004 BANs, dtd 10/08/04                                            2.50  07/22/05  1.74   14,199,674

       MINNESOTA
 2,420 Buffalo-Hanover-Montrose Independent School District No 877, Aid Anticipation
        Certificates Ser 2004 A, dtd 07/20/04                                         2.75  08/20/05  1.70    2,429,622
 2,845 Chisago Lakes Independent School District No 2144, Aid Anticipation
        Certificates Ser 2004 B, dtd 07/29/04                                         2.75  08/29/05  1.70    2,857,027
 4,500 Orono Independent School District No 278, Aid Anticipation Certificates Ser
        2004 A, dtd 07/29/04                                                          2.75  08/29/05  1.72    4,519,023
 2,600 Rocori Area Schools Independent School District No 750, Aid Anticipation
        Certificates Ser 2004 A, dtd 07/15/04                                         3.00  08/15/05  1.70    2,612,335

       NEW HAMPSHIRE
18,500 New Hampshire, Ser 2004 RANs, dtd 12/30/04                                     2.20  06/01/05   2.10       18,503,024

       NEW JERSEY
19,830 Trenton, Ser 2004 BANs, dtd 10/14/04                                           3.00  10/14/05   1.92       19,942,767

       NEW YORK
 7,500 Board of Cooperative Educational Services Westchester County
          Second Supervisory District, Ser 2004 RANs, dtd 10/28/04                    2.75  10/14/05   1.98        7,530,405
10,000 Cato-Meridian Central School District, Ser 2004 BANs, dtd 07/22/04             2.75  07/22/05   1.75       10,030,132
 9,000 Marlboro Central School District, Ser 2004 BANs, dtd 12/21/04                  2.75  04/15/05   1.74        9,002,410
 1,885 Murray, Ser 2004 BANs, dtd 08/05/04                                            3.00  08/04/05   1.75        1,892,930
17,000 Poughkeepsie City School District, Ser 2004 BANs, dtd 05/06/04                 2.50  05/06/05   1.59       17,014,533
14,000 Spencer-Van Etten Central School District, Ser 2004 BANs, dtd 06/17/04         3.00  06/17/05   1.88       14,032,606
 7,200 Steuben-Allegany Board of Cooperative Educational Services, Sole Supervisory
        District Ser 2004 RANs, dtd 06/30/04                                          3.00  06/30/05   1.80        7,220,922
 5,000 Tompkins-Seneca-Tioga Board of Cooperative Educational Services, Ser 2005
        RANs, dtd 02/07/05                                                            3.25  06/30/05   2.45        5,009,881

       OHIO
 5,000 Reynoldsburg City School District, Ser 2005 BANs, dtd 01/19/05                 3.00  06/24/05   1.90        5,012,627
 1,860 St Bernard, Ser 2004 BANs, dtd 07/15/04                                        2.60  07/14/05   1.80        1,864,161
 5,000 Troy City School District, Ser 2005 BANs, dtd 01/19/05                         3.00  06/28/05   1.90        5,013,227

       TEXAS
11,200 Texas, Ser 2004 TRANs, dtd 08/31/04                                            3.00  08/31/05   2.09       11,240,646
                                                                                                              --------------

       TOTAL SHORT-TERM MUNICIPAL NOTES & BONDS (Cost $251,242,269)                                              251,242,269
                                                                                                              --------------

       TOTAL INVESTMENTS (Cost $2,851,642,269) (a)                                                     96.9%   2,851,642,269

       OTHER ASSETS IN EXCESS OF LIABILITIES                                                            3.1       91,546,212
                                                                                                      -----   --------------

       NET ASSETS                                                                                     100.0%  $2,943,188,481
                                                                                                      =====   ==============

------------------------
    AMT      Alternative Minimum Tax.

    BANs     Bond Anticipation Notes.

    COPs     Certificates of Participation.

     DD      Securities were purchased on a delayed delivery basis.

  MERLOTs    Municipal Exempt Receipts-Liquidity Option Tender.

  P-FLOATs   Puttable Floating Option Tax-Exempt Receipts.

  PUTTERs    Puttable Tax-Exempt Receipts.

    RANs     Revenue Anticipation Notes.

    ROCs     Reset Option Certificates.

   STARS     Short Term Adjustable Rate Securities.

    TOBs     Tender Option Bonds.

    TOCs     Tender Option Certificates.

   TRANs     Tax and Revenue Anticipation Notes.

     +       Rate shown is the rate in effect at March 31, 2005.

     *       Date on which the principal amount can be recovered through demand.

    (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
   Ambac     Ambac Assurance Corporation.

    FGIC     Financial Guaranty Insurance Company.

    FHA      Federal Housing Administration.

    FSA      Financial Security Assurance Inc.

    MBIA     Municipal Bond Investors Assurance Corporation.

   Radian    Radian Asset Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2005

                                        3